Goodwill and Other Intangible Assets, Net - Allocation of Goodwill to Individually Operating Entities Which are Determined to be CGUs (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩) Cash_Generating_Units	Dec. 31, 2019 KRW (₩) Cash_Generating_Units	Dec. 31, 2018 KRW (₩)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	₩ 903,893	₩ 1,097,809
Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	7	7
Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	3	3
Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	2	2
Other reportable segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	4	5
Others [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	16	17
POSCO VST Co., Ltd. [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO VST CO., LTD.
Goodwill	₩ 36,955		₩ 36,955
Others [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 12,498	₩ 13,721
Others [member] | Other reportable segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 9,445		10,478
POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	6.92%	6.84%
Terminal growth rate	1.90%	1.90%
Impairment loss on goodwill	₩ 188,619
Discount rate increase	0.50%
Value in use decrease due to increase in discount rate	7.42%
Terminal growth rate decrease	0.50%
Value in use decrease due to decrease in terminal growth rate	4.00%
Value in use decrease due to increase in discount rate, amount	₩ 239,316
Value in use decrease due to decrease in terminal growth rate, amount	₩ 128,922
POSCO INTERNATIONAL CORPORATION [Member] | Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO INTERNATIONAL Corporation(*1
Goodwill	₩ 762,816		951,434
Goodwill recoverable	₩ 3,223,759
GRAIN TERMINAL HOLDING [Member] | Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	GRAIN TERMINAL HOLDING
Goodwill	₩ 23,726	₩ 26,256
PT. Bio Inti Agrindo [member] | Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	PT. Bio Inti Agrindo
Goodwill	₩ 6,955	7,468
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO ENGINEERING & CONSTRUCTION CO., LTD.
Goodwill	₩ 24,868		₩ 24,868
POSCO Center Beijing [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO Center Beijing
Goodwill	₩ 159	158
POSCO ICT [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO ENERGY CO., LTD.
Goodwill	₩ 26,471	₩ 26,471